Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 60.3%
Communication Services 5.5%
Diversified Telecommunication Services 2.0%
BCE, Inc.	4,350	241,135
Deutsche Telekom AG (Registered)	7,212	135,057
Koninklijke KPN NV	52,494	182,508
Nippon Telegraph & Telephone Corp.	3,646	105,943
Orange SA	17,700	209,017
Spark New Zealand Ltd.	20,296	64,356
Swisscom AG (Registered)	423	253,653
Telefonica Brasil SA (ADR)	17,700	199,125
Telefonica Deutschland Holding AG	80,107	218,328
Telenor ASA	11,045	159,342
Telstra Corp., Ltd.	62,549	183,939
TELUS Corp.	7,778	203,199
Verizon Communications, Inc.	6,894	351,180
		2,506,782
Entertainment 0.4%
Netflix, Inc.*	400	149,836
Nintendo Co., Ltd.	556	279,928
Sea Ltd. (ADR)*	300	35,937
		465,701
Interactive Media & Services 2.1%
Alphabet, Inc. "A"*	298	828,842
Alphabet, Inc. "C"*	287	801,588
Match Group, Inc.*	1,200	130,488
Meta Platforms, Inc. "A"*	2,400	533,664
Pinterest, Inc. "A"*	4,000	98,440
Snap, Inc. "A"*	4,800	172,752
		2,565,774
Media 0.3%
Comcast Corp. "A"	3,738	175,013
Interpublic Group of Companies, Inc.	3,992	141,516
		316,529
Wireless Telecommunication Services 0.7%
KDDI Corp.	2,441	80,043
SoftBank Corp.	26,601	311,350
Vodafone Group PLC	286,160	465,948
		857,341
Consumer Discretionary 4.3%
Auto Components 0.2%
Bridgestone Corp.	3,500	135,433
Denso Corp.	2,452	156,269
		291,702
Automobiles 1.1%
Ford Motor Co.	2,600	43,966

Honda Motor Co., Ltd.	1,800	50,955
Isuzu Motors Ltd.	3,300	42,555
Tesla, Inc.*	1,012	1,090,531
Toyota Motor Corp.	5,090	91,972
Yamaha Motor Co., Ltd.	2,100	47,124
		1,367,103
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp.	710	175,569
Restaurant Brands International, Inc.	1,812	105,866
Starbucks Corp.	889	80,872
		362,307
Household Durables 0.1%
Garmin Ltd.	942	111,730
Sekisui House Ltd.	3,726	72,050
		183,780
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	481	1,568,036
Multiline Retail 0.4%
Target Corp.	1,041	220,921
Wesfarmers Ltd.	6,070	228,042
		448,963
Specialty Retail 0.8%
Best Buy Co., Inc.	1,475	134,078
Home Depot, Inc.	1,112	332,855
Lowe's Companies, Inc.	1,139	230,294
TJX Companies, Inc.	3,700	224,146
		921,373
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. "B"	500	67,280
Consumer Staples 5.1%
Beverages 0.4%
Coca-Cola Co.	5,382	333,684
PepsiCo, Inc.	806	134,908
		468,592
Food & Staples Retailing 0.5%
Sysco Corp.	2,400	195,960
Walgreens Boots Alliance, Inc.	3,920	175,498
Walmart, Inc.	1,643	244,676
Woolworths Group Ltd.	1,551	43,101
		659,235
Food Products 0.4%
Kraft Heinz Co.	5,280	207,979
Nestle SA (Registered)	1,209	156,973
Wilmar International Ltd.	45,839	158,875
		523,827
Household Products 0.4%
Kimberly-Clark Corp.	855	105,302
Procter & Gamble Co.	2,240	342,272
		447,574
Personal Products 0.2%
Unilever PLC	5,415	246,000

Tobacco 3.2%
Altria Group, Inc.	32,000	1,672,000
British American Tobacco PLC	20,097	843,569
Japan Tobacco, Inc.	54,900	937,888
Philip Morris International, Inc.	4,902	460,494
		3,913,951
Energy 4.4%
Oil, Gas & Consumable Fuels
Aker BP ASA	1,598	59,639
Chevron Corp.	3,053	497,120
Enbridge, Inc.	33,200	1,528,345
Eni SpA	15,568	227,831
Exxon Mobil Corp.	7,800	644,202
Kinder Morgan, Inc.	16,000	302,560
ONEOK, Inc.	3,400	240,142
Pembina Pipeline Corp.	6,100	229,186
Phillips 66	2,000	172,780
Suncor Energy, Inc.	3,500	113,946
TC Energy Corp.	4,695	264,804
TotalEnergies SE (a)	9,941	502,195
Valero Energy Corp.	3,200	324,928
Williams Companies, Inc.	8,900	297,349
		5,405,027
Financials 9.4%
Banks 4.5%
Australia & New Zealand Banking Group Ltd.	10,429	213,468
Bank Leumi Le-Israel BM	11,375	123,145
Bank of Montreal	2,184	257,000
Bank of Nova Scotia	3,515	251,925
Canadian Imperial Bank of Commerce	1,720	208,783
Citigroup, Inc.	1,100	58,740
Commonwealth Bank of Australia	2,558	201,081
Credit Agricole SA	13,817	165,443
Fifth Third Bancorp.	4,100	176,464
HSBC Holdings PLC	60,896	417,459
Huntington Bancshares, Inc.	19,876	290,587
Intesa Sanpaolo SpA	215,614	493,442
Japan Post Bank Co., Ltd.	11,900	95,423
JPMorgan Chase & Co.	2,545	346,934
KeyCorp.	2,214	49,549
Mediobanca Banca Di Credito Finanziario SpA	26,835	272,120
Mitsubishi UFJ Financial Group, Inc.	13,600	83,680
Mizrahi Tefahot Bank Ltd.	1,156	45,355
Mizuho Financial Group, Inc.	11,835	150,459
PNC Financial Services Group, Inc.	799	147,375
Regions Financial Corp.	11,394	253,630
Sumitomo Mitsui Financial Group, Inc.	5,373	170,467
Toronto-Dominion Bank	4,510	357,835
Truist Financial Corp.	2,980	168,966
U.S. Bancorp.	4,120	218,978
United Overseas Bank Ltd.	2,582	60,575
Westpac Banking Corp.	9,798	176,485
		5,455,368

Capital Markets 2.1%
abrdn PLC	90,780	254,863
BlackRock, Inc.	237	181,108
Blackstone, Inc.	7,333	930,851
Charles Schwab Corp.	500	42,155
CME Group, Inc.	1,200	285,432
Daiwa Securities Group, Inc.	38,900	219,646
Franklin Resources, Inc.	5,018	140,102
Macquarie Group Ltd.	308	46,343
Morgan Stanley	1,200	104,880
Nomura Holdings, Inc.	11,000	45,994
Partners Group Holding AG	130	161,197
SBI Holdings Inc	6,800	171,247
		2,583,818
Diversified Financial Services 0.2%
Apollo Global Management, Inc.	2,856	177,044
Insurance 2.6%
Ageas SV	5,713	288,128
Allianz SE (Registered)	1,251	298,096
Assicurazioni Generali SpA	10,331	235,543
AXA SA	8,657	252,984
Japan Post Holdings Co., Ltd.	21,700	159,093
Legal & General Group PLC	82,946	295,305
Manulife Financial Corp.	10,007	213,404
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	801	214,274
Phoenix Group Holdings PLC	42,797	344,447
Prudential Financial, Inc.	1,564	184,818
Swiss Re AG	4,309	409,581
Zurich Insurance Group AG	672	330,967
		3,226,640
Health Care 6.2%
Biotechnology 1.0%
AbbVie, Inc.	3,560	577,112
Amgen, Inc.	1,292	312,431
Gilead Sciences, Inc.	4,126	245,291
Moderna, Inc.*	300	51,678
		1,186,512
Health Care Equipment & Supplies 0.5%
Abbott Laboratories	2,058	243,585
Coloplast AS "B"	1,112	169,100
Intuitive Surgical, Inc.*	100	30,168
Medtronic PLC	1,489	165,204
		608,057
Health Care Providers & Services 0.6%
Anthem, Inc.	100	49,122
CVS Health Corp.	2,169	219,525
UnitedHealth Group, Inc.	894	455,913
		724,560
Health Care Technology 0.0%
M3, Inc.	1,014	36,604
Teladoc Health, Inc.* (a)	500	36,065
		72,669
Life Sciences Tools & Services 0.0%
Danaher Corp.	200	58,666

Pharmaceuticals 4.1%
Astellas Pharma, Inc.	3,210	50,166
AstraZeneca PLC	2,517	332,969
Bayer AG (Registered)	4,463	304,772
Bristol-Myers Squibb Co.	4,939	360,695
Chugai Pharmaceutical Co., Ltd.	5,117	171,304
Eisai Co., Ltd.	1,000	46,326
Eli Lilly & Co.	1,179	337,630
GlaxoSmithKline PLC	17,014	367,899
Johnson & Johnson	2,156	382,108
Merck & Co., Inc.	5,186	425,511
Novartis AG (Registered)	4,291	376,033
Novo Nordisk AS "B"	2,980	330,853
Pfizer, Inc.	9,167	474,576
Roche Holding AG (Genusschein)	942	372,750
Sanofi	2,511	256,826
Takeda Pharmaceutical Co., Ltd.	13,473	385,745
		4,976,163
Industrials 3.7%
Aerospace & Defense 0.4%
BAE Systems PLC	9,108	85,953
Lockheed Martin Corp.	400	176,560
Raytheon Technologies Corp.	2,115	209,533
		472,046
Air Freight & Logistics 0.4%
Deutsche Post AG (Registered)	3,755	179,441
United Parcel Service, Inc. "B"	1,602	343,565
		523,006
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	14
Construction & Engineering 0.1%
Bouygues SA	3,926	136,862
Electrical Equipment 0.4%
ABB Ltd. (Registered)	2,924	94,747
Eaton Corp. PLC	1,016	154,188
Emerson Electric Co.	1,526	149,624
Plug Power, Inc.*	1,400	40,054
		438,613
Industrial Conglomerates 0.5%
3M Co.	1,704	253,692
Honeywell International, Inc.	699	136,011
Keppel Corp. Ltd.	15,400	72,682
Siemens AG (Registered)	1,385	190,965
		653,350
Machinery 0.4%
Caterpillar, Inc.	1,300	289,666
Cummins, Inc.	479	98,248
Deere & Co.	100	41,546
		429,460

Professional Services 0.5%
Adecco Group AG (Registered)	12,522	566,088
Thomson Reuters Corp.	473	51,354
		617,442
Road & Rail 0.2%
Union Pacific Corp.	941	257,090
Trading Companies & Distributors 0.8%
Fastenal Co.	4,518	268,369
ITOCHU Corp.	5,771	195,314
Marubeni Corp.	6,600	76,474
Mitsubishi Corp.	5,509	206,680
Mitsui & Co., Ltd.	1,505	40,718
Sumitomo Corp.	12,338	213,220
		1,000,775
Information Technology 15.0%
Communications Equipment 0.3%
Cisco Systems, Inc.	7,724	430,690
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	2,005	74,004
TE Connectivity Ltd.	299	39,163
		113,167
IT Services 2.6%
Adyen NV 144A*	65	128,741
Automatic Data Processing, Inc.	841	191,361
Block, Inc.*	1,358	184,145
Cloudflare, Inc. "A"*	2,200	263,340
Fujitsu Ltd.	239	35,786
International Business Machines Corp.	2,602	338,312
Mastercard, Inc. "A"	676	241,589
MongoDB, Inc.*	500	221,795
Okta, Inc.*	200	30,192
Paychex, Inc.	3,595	490,610
PayPal Holdings, Inc.*	965	111,602
Shopify, Inc. "A"*	372	251,582
Snowflake, Inc. "A"*	100	22,913
Twilio, Inc. "A"*	1,207	198,926
Visa, Inc. "A"	1,400	310,478
Western Union Co.	9,664	181,103
		3,202,475
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.*	3,100	338,954
Analog Devices, Inc.	1,144	188,966
Applied Materials, Inc.	1,609	212,066
ASE Technology Holding Co., Ltd. (ADR)	30,800	218,372
ASML Holding NV	171	114,538
Broadcom, Inc.	949	597,566
Enphase Energy, Inc.*	855	172,522
Intel Corp.	5,071	251,319
KLA Corp.	479	175,343
Lam Research Corp.	256	137,628
Marvell Technology, Inc.	3,300	236,643
Micron Technology, Inc.	800	62,312
Monolithic Power Systems, Inc.	700	339,976

NVIDIA Corp.	2,548	695,247
QUALCOMM, Inc.	2,884	440,733
Skyworks Solutions, Inc.	712	94,896
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,700	490,022
Texas Instruments, Inc.	2,204	404,390
Tokyo Electron Ltd.	626	321,659
United Microelectronics Corp. (ADR) (a)	27,900	254,448
		5,747,600
Software 3.9%
Adobe, Inc.*	500	227,810
Asana, Inc. "A"* (a)	800	31,976
Autodesk, Inc.*	200	42,870
Avalara, Inc.*	400	39,804
Bill.com Holdings, Inc.*	500	113,395
Coupa Software, Inc.*	400	40,652
Crowdstrike Holdings, Inc. "A"*	961	218,224
Datadog, Inc. "A"*	300	45,441
DocuSign, Inc.*	400	42,848
Hubspot, Inc.*	200	94,988
Intuit, Inc.	430	206,761
Lightspeed Commerce, Inc.*	1,500	45,751
Microsoft Corp.	7,766	2,394,335
Oracle Corp.	2,614	216,256
Palantir Technologies, Inc. "A"*	3,000	41,190
RingCentral, Inc. "A"*	300	35,163
salesforce.com, Inc.*	800	169,856
SAP SE	1,053	117,027
ServiceNow, Inc.*	458	255,056
Trade Desk, Inc. "A"*	2,950	204,287
Unity Software, Inc.*	500	49,605
Zoom Video Communications, Inc. "A"*	733	85,930
Zscaler, Inc.*	300	72,384
		4,791,609
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	17,509	3,057,246
Canon, Inc.	7,200	176,140
Hewlett Packard Enterprise Co.	10,653	178,012
HP, Inc.	7,093	257,476
NetApp, Inc.	651	54,033
Samsung Electronics Co., Ltd. (GDR) REG S	134	190,146
Seagate Technology Holdings PLC	2,212	198,859
		4,111,912
Materials 2.6%
Chemicals 1.2%
Air Products & Chemicals, Inc.	488	121,956
BASF SE	4,616	262,960
Dow, Inc.	7,034	448,207
Linde PLC	406	129,689
LyondellBasell Industries NV "A"	2,100	215,922
Nitto Denko Corp.	600	43,025
Nutrien Ltd.	1,970	203,626
Sumitomo Chemical Co., Ltd.	16,400	74,979
		1,500,364
Construction Materials 0.2%
Holcim Ltd.	3,976	193,735

Containers & Packaging 0.2%
Amcor PLC	15,393	174,403
International Paper Co.	1,131	52,195
		226,598
Metals & Mining 1.0%
Anglo American PLC	9,586	503,288
Antofagasta PLC	7,122	155,321
Cia Siderurgica Nacional SA (ADR) (a)	32,900	178,318
Mineral Resources Ltd.	1,553	60,792
Newmont Corp.	2,800	222,460
POSCO Holdings, Inc. (ADR)	2,900	171,883
		1,292,062
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust	39,665	85,571
CapitaLand Integrated Commercial Trust	193,352	319,908
Crown Castle International Corp.	873	161,156
Iron Mountain, Inc.	4,300	238,263
Klepierre SA*	3,492	92,713
Mapletree Logistics Trust	30,400	41,356
Medical Properties Trust, Inc.	10,492	221,801
Realty Income Corp.	3,548	245,876
Simon Property Group, Inc.	700	92,092
Stockland	26,459	83,707
VICI Properties, Inc.	8,462	240,829
Vornado Realty Trust	4,000	181,280
WP Carey, Inc.	1,897	153,353
		2,157,905
Utilities 2.3%
Electric Utilities 1.7%
American Electric Power Co., Inc.	767	76,524
EDP - Energias de Portugal SA	35,666	175,351
Enel SpA	28,342	189,287
Iberdrola SA	10,870	118,752
PPL Corp.	31,135	889,216
Red Electrica Corp. SA	8,422	173,233
Southern Co.	3,569	258,788
SSE PLC	7,486	171,753
		2,052,904
Gas Utilities 0.3%
APA Group (Units)	24,345	193,320
Snam SpA	31,412	181,134
		374,454
Multi-Utilities 0.3%
Dominion Energy, Inc.	2,104	178,777
National Grid PLC	13,687	211,263
Sempra Energy	259	43,543
		433,583
Total Common Stocks (Cost $57,770,304)		73,814,090

Preferred Stocks 2.4%
Financials 1.6%
AGNC Investment Corp., Series C, 7.0%	14,427	358,223
Fifth Third Bancorp., Series I, 6.625%	10,000	261,100
KeyCorp., Series E, 6.125%	10,000	277,100
Morgan Stanley, Series K, 5.85%	10,000	261,500
The Goldman Sachs Group, Inc., Series J, 5.5%	17,000	432,990
Wells Fargo & Co., Series Y, 5.625%	15,000	380,550
		1,971,463
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	376,500
Prologis, Inc., Series Q, 8.54%	164	10,959
Simon Property Group, Inc., Series J, 8.375%	8,000	543,920
		931,379
Total Preferred Stocks (Cost $3,039,895)		2,902,842

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	14,815
	Principal Amount ($) (c)	Value ($)

Corporate Bonds 19.2%
Communication Services 1.9%
America Movil SAB de CV, 4.375%, 4/22/2049 (a)	300,000	320,241
AT&T, Inc.:
2.25%, 2/1/2032	80,000	70,938
3.65%, 6/1/2051	100,000	90,997
Charter Communications Operating LLC:
2.25%, 1/15/2029	120,000	107,984
3.5%, 3/1/2042	57,000	47,124
3.7%, 4/1/2051	34,000	28,019
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	34,511
Grupo Televisa SAB, 5.25%, 5/24/2049 (a)	300,000	330,229
Netflix, Inc.:
4.375%, 11/15/2026	100,000	103,994
5.875%, 11/15/2028	140,000	154,322
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	145,000	143,877
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	100,000	94,547
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	266,821
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	90,000	85,970
3.3%, 2/15/2051	125,000	105,178
3.375%, 4/15/2029	115,000	109,380
3.6%, 11/15/2060	25,000	21,472
4.375%, 4/15/2040	60,000	60,255
Verizon Communications, Inc.:
2.65%, 11/20/2040	40,000	34,026
3.7%, 3/22/2061	100,000	92,628
		2,302,513
Consumer Discretionary 1.6%
Dollar General Corp., 4.125%, 4/3/2050	20,000	19,950

Ford Motor Co., 3.25%, 2/12/2032	210,000	187,557
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	230,000	213,902
2.9%, 2/16/2028	200,000	180,750
3.625%, 6/17/2031	240,000	216,786
4.95%, 5/28/2027	200,000	203,360
General Motors Co., 5.4%, 4/1/2048	60,000	63,081
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	69,222
2.7%, 6/10/2031	90,000	79,247
3.1%, 1/12/2032	90,000	80,893
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	175,000	158,812
144A, 4.0%, 5/1/2031	125,000	117,969
Magallanes, Inc.:
144A, 4.279%, 3/15/2032	120,000	120,534
144A, 5.05%, 3/15/2042	50,000	51,002
144A, 5.141%, 3/15/2052	60,000	61,386
144A, 5.391%, 3/15/2062	50,000	51,654
Royal Caribbean Cruises Ltd., 144A, 5.5%, 4/1/2028 (a)	50,000	47,666
		1,923,771
Consumer Staples 0.4%
Altria Group, Inc.:
3.7%, 2/4/2051	50,000	40,386
3.875%, 9/16/2046	20,000	16,935
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	28,000	31,140
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	121,000	147,532
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	260,000	241,478
		477,471
Energy 2.1%
Cenovus Energy, Inc., 2.65%, 1/15/2032 (a)	63,000	57,058
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	211,086
Cheniere Energy Partners LP, 4.5%, 10/1/2029	175,000	175,875
Ecopetrol SA, 6.875%, 4/29/2030	300,000	314,796
Enterprise Products Operating LLC:
3.3%, 2/15/2053	90,000	76,785
4.2%, 1/31/2050	144,000	142,887
Hess Corp., 5.8%, 4/1/2047 (a)	70,000	83,284
Petroleos Mexicanos Co. Gu, 6.7%, 2/16/2032	622,000	590,900
Plains All American Pipeline LP, 3.8%, 9/15/2030 (a)	50,000	49,044
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	625,000	572,899
REG S, 3.5%, 4/16/2029	300,000	301,870
		2,576,484
Financials 6.5%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	150,000	137,617
3.0%, 10/29/2028	300,000	276,656
3.4%, 10/29/2033	150,000	134,444
Air Lease Corp.:
3.0%, 2/1/2030	142,000	130,789
4.125%, Perpetual (d)	400,000	340,000
Aircastle Ltd., 144A, 5.25%, Perpetual (d)	130,000	118,950
Ally Financial, Inc., 4.7%, Perpetual (d)	500,000	470,655

Ares Capital Corp., 2.875%, 6/15/2027 (a)	150,000	136,467
Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	10,000	8,834
144A, 4.25%, 4/15/2026	40,000	39,446
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	176,626
Bank of America Corp.:
2.676%, 6/19/2041	60,000	50,661
2.972%, 2/4/2033	400,000	374,797
4.375%, Perpetual (d)	530,000	498,094
Bank of New York Mellon Corp.:
3.7%, Perpetual (d)	180,000	171,000
3.75%, Perpetual (d)	345,000	318,918
Bank of Nova Scotia, 3.625%, 10/27/2081	500,000	430,150
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	110,000	95,346
3.625%, 1/15/2026	155,000	151,909
Capital One Financial Corp., 3.95%, Perpetual (a) (d)	350,000	325,535
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	36,071
4.0%, Perpetual (d)	455,000	436,800
Corebridge Financial, Inc.:
144A, 3.9%, 4/5/2032 (e)	80,000	79,882
144A, 4.35%, 4/5/2042 (e)	60,000	59,984
144A, 4.4%, 4/5/2052 (e)	50,000	49,992
Enstar Finance LLC, 5.5%, 1/15/2042	200,000	190,000
JPMorgan Chase & Co.:
3.328%, 4/22/2052	27,000	24,958
3.65%, Perpetual (d)	320,000	299,200
Morgan Stanley:
2.484%, 9/16/2036	141,000	120,885
3.217%, 4/22/2042	30,000	27,597
PNC Financial Services Group, Inc., 3.4%, Perpetual (d)	320,000	288,160
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	202,335
Societe Generale SA, 144A, 5.375%, Perpetual (a) (d)	250,000	233,140
The Charles Schwab Corp., Series I, 4.0%, Perpetual (d)	265,000	253,737
The Goldman Sachs Group, Inc.:
2.908%, 7/21/2042	80,000	68,867
3.8%, Perpetual (d)	170,000	157,569
Truist Financial Corp., 4.8%, Perpetual (d)	300,000	294,750
U.S. Bancorp., 3.7%, Perpetual (d)	402,000	363,810
UBS Group AG, 144A, 4.375%, Perpetual (d)	200,000	180,500
Westpac Banking Corp., 5.0%, Perpetual (d)	200,000	194,750
		7,949,881
Health Care 1.7%
AstraZeneca PLC, 2.125%, 8/6/2050 (a)	32,000	24,584
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	90,000	86,175
Centene Corp.:
2.45%, 7/15/2028	60,000	54,822
2.625%, 8/1/2031	130,000	115,700
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	300,000	282,953
CVS Health Corp., 5.05%, 3/25/2048	175,000	198,186
DaVita, Inc., 144A, 4.625%, 6/1/2030	140,000	130,732
Eli Lilly & Co., 2.25%, 5/15/2050	30,000	24,331
HCA, Inc., 5.25%, 6/15/2026	300,000	316,652
Pfizer, Inc., 2.55%, 5/28/2040	38,000	33,984
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	925,000	837,486
		2,105,605

Industrials 1.1%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	194,833
American Airlines, Inc., 144A, 5.5%, 4/20/2026	105,000	105,788
Boeing Co.:
2.196%, 2/4/2026	237,000	224,064
5.04%, 5/1/2027	60,000	63,181
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	135,000	123,291
144A, 4.5%, 10/20/2025	30,000	30,174
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	200,000	208,500
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	405,000	414,655
		1,364,486
Information Technology 1.1%
Block, Inc., 144A, 2.75%, 6/1/2026	30,000	28,357
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	60,771
Dell International LLC:
144A, 3.45%, 12/15/2051	51,000	41,432
5.3%, 10/1/2029	85,000	92,586
HP, Inc., 4.2%, 4/15/2032	230,000	229,211
Micron Technology, Inc., 2.703%, 4/15/2032	80,000	72,425
MSCI, Inc.:
144A, 3.25%, 8/15/2033	40,000	35,953
144A, 3.625%, 9/1/2030	90,000	84,365
NXP BV:
144A, 2.65%, 2/15/2032 (a)	58,000	52,274
144A, 3.125%, 2/15/2042	60,000	51,653
Open Text Corp., 144A, 3.875%, 2/15/2028	175,000	167,785
Oracle Corp.:
3.6%, 4/1/2050	7,000	5,806
3.65%, 3/25/2041	118,000	103,065
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	200,000	185,014
Workday, Inc.:
3.5%, 4/1/2027 (e)	110,000	109,971
3.8%, 4/1/2032 (e)	80,000	79,848
		1,400,516
Materials 0.6%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030	200,000	187,100
Berry Global, Inc., 1.65%, 1/15/2027	300,000	273,266
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	256,000	263,903
Suzano Austria GmbH, 2.5%, 9/15/2028	80,000	72,188
		796,457
Real Estate 0.4%
American Tower Corp., (REIT), 2.1%, 6/15/2030	77,000	67,152
Boston Properties LP, (REIT), 2.55%, 4/1/2032	75,000	67,639
Equinix, Inc., (REIT), 3.9%, 4/15/2032 (e)	150,000	149,211
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031	195,000	181,099
		465,101
Utilities 1.8%
CMS Energy Corp., 3.75%, 12/1/2050	400,000	353,000
Duke Energy Corp., 3.25%, 1/15/2082	250,000	221,591
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	200,000	204,120

NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026 (a)		190,000	187,863
144A, 4.25%, 7/15/2024		275,000	278,299
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	17,251
3.25%, 6/1/2031		80,000	72,362
3.3%, 8/1/2040		70,000	57,288
3.5%, 8/1/2050		25,000	20,126
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	295,066
Sempra Energy, 4.125%, 4/1/2052		310,000	289,384
Southern Co., 3.75%, 9/15/2051 (a)		215,000	198,241
			2,194,591
Total Corporate Bonds (Cost $25,225,200)			23,556,876

Asset-Backed 4.2%
Automobile Receivables 0.3%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		346,597	340,598
Miscellaneous 3.9%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		532,407	489,796
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		1,122,187	1,005,169
Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047		326,400	323,680
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 1.499% (f), 7/29/2030		1,100,000	1,096,181
Octagon Investment Partners XX, “A1R”, Series 2019-4A, 144A, 3-month USD-LIBOR + 1.15%, 1.545% (f), 5/12/2031		750,000	744,618
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 3-month USD-LIBOR + 1.15%, 1.391% (f), 7/15/2032		800,000	794,153
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051		418,835	370,129
			4,823,726
Total Asset-Backed (Cost $5,392,606)			5,164,324

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		1,704	1,818
Federal National Mortgage Association:
4.5%, 9/1/2035		2,932	3,139
6.0%, 1/1/2024		1,797	1,831
Total Mortgage-Backed Securities Pass-Throughs (Cost $6,332)			6,788

Commercial Mortgage-Backed Securities 2.2%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036		500,000	493,312
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.397% (f), 12/15/2035		700,000	704,730
Credit Suisse Mortgage Trust, “A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.397% (f), 12/15/2035		700,000	697,090
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.849% (f), 1/25/2051		194,000	184,040
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038		394,448	236,669
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.697% (f), 12/15/2033		250,000	243,504
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 2.157% (f), 10/15/2049		106,945	104,876
Total Commercial Mortgage-Backed Securities (Cost $2,864,826)			2,664,221

Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.607% (f), 9/25/2031	19,680	19,679
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.757% (f), 8/25/2031	28,304	28,303
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.457% (f), 3/25/2031	101,551	101,456
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.707% (f), 7/25/2030	108,005	108,819
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	62,758	11,190
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 2.307% (f), 2/25/2050	581,760	580,314
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.507% (f), 7/25/2049	215,499	215,499
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.907% (f), 3/25/2049	348,576	349,007
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 3.107% (f), 1/25/2049	48,245	48,487
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.248% (f), 10/25/2046	167,167	161,123
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.557% (f), 9/25/2048	298,738	300,046
Total Collateralized Mortgage Obligations (Cost $1,921,455)		1,923,923

Government & Agency Obligations 1.8%
Sovereign Bonds 1.1%
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	184,380
Indonesia Government International Bond:
2.85%, 2/14/2030	625,000	614,258
3.85%, 10/15/2030 (a)	300,000	316,125
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030 (a)	200,000	195,300
		1,310,063
U.S. Treasury Obligations 0.7%
U.S. Treasury Bonds, 2.0%, 11/15/2041	117,700	106,500
U.S. Treasury Notes:
1.25%, 12/31/2026	433,000	409,100
1.875%, 2/15/2032	354,000	339,951
		855,551
Total Government & Agency Obligations (Cost $2,302,903)		2,165,614

Short-Term U.S. Treasury Obligation 1.4%
U.S. Treasury Bills, 0.053% (g), 5/19/2022 (h) (i) (Cost $1,699,881)	1,700,000	1,699,435
	Shares	Value ($)

Exchange-Traded Funds 2.7%
SPDR Bloomberg Convertible Securities ETF (a) (Cost $2,340,555)	43,880	3,376,566

Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (j) (k) (Cost $4,570,682)	4,570,682	4,570,682

Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 0.28% (j) (Cost $4,896,651)	4,896,651	4,896,651

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $112,061,573)	103.5	126,756,827
Other Assets and Liabilities, Net	(3.5)	(4,268,639)
Net Assets	100.0	122,488,188
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (j) (k)
4,062,127	508,555 (l)	—	—	—	3,361	—	4,570,682	4,570,682
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 0.28% (j)
1,914,561	16,269,230	13,287,140	—	—	1,139	—	4,896,651	4,896,651
5,976,688	16,777,785	13,287,140	—	—	4,500	—	9,467,333	9,467,333
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $4,387,160, which is 3.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Perpetual, callable security with no stated maturity date.
(e)	When-issued security.
(f)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At March 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	At March 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
MSCI Emerging Markets Index	USD	6/17/2022	80	4,126,085	4,502,000	375,915
Ultra Long U.S. Treasury Bond	USD	6/21/2022	33	6,046,523	5,845,125	(201,398)
Total net unrealized appreciation						174,517
At March 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	6/30/2022	25	2,934,693	2,867,188	67,505
Euro Stoxx 50 Index	EUR	6/17/2022	58	2,318,084	2,452,931	(134,847)
Euro-Schatz	EUR	6/8/2022	39	4,822,330	4,777,522	44,808
S&P 500 E-Mini Index	USD	6/17/2022	37	7,702,931	8,381,888	(678,957)
TOPIX Index	JPY	6/9/2022	3	439,155	479,670	(40,515)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2022	3	406,492	406,406	86
Total net unrealized depreciation						(741,920)

At March 31, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	3,200,000	USD	49,768	146	49,622
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	2,100,000	USD	82,604	(33)	82,637
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	400,000	USD	25,248	81	25,167
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	300,000	USD	18,227	320	17,907
Total unrealized appreciation							175,333
β	3-month LIBOR rate as of March 31, 2022 is 0.962%.
At March 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	274,000	USD	310,422	5/4/2022	7,041	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,062,715	$2,649,412	$—	$6,712,127
Consumer Discretionary	4,386,144	824,400	—	5,210,544
Consumer Staples	3,872,773	2,386,406	—	6,259,179
Energy	4,615,362	789,665	—	5,405,027
Financials	5,046,560	6,396,310	—	11,442,870
Health Care	4,425,280	3,201,347	—	7,626,627
Industrials	2,469,514	2,059,144	—	4,528,658
Information Technology	17,503,562	893,891	—	18,397,453
Materials	1,918,659	1,294,100	—	3,212,759
Real Estate	1,534,650	623,255	—	2,157,905
Utilities	1,446,848	1,414,093	—	2,860,941
Preferred Stocks (a)	2,902,842	—	—	2,902,842
Warrants	—	—	14,815	14,815
Corporate Bonds (a)	—	23,556,876	—	23,556,876
Asset-Backed (a)	—	5,164,324	—	5,164,324
Mortgage-Backed Securities Pass-Throughs	—	6,788	—	6,788
Commercial Mortgage-Backed Securities	—	2,664,221	—	2,664,221
Collateralized Mortgage Obligations	—	1,923,923	—	1,923,923
Government & Agency Obligations	—	2,165,614	—	2,165,614
Short-Term U.S. Treasury Obligation	—	1,699,435	—	1,699,435
Exchange-Traded Funds	3,376,566	—	—	3,376,566
Short-Term Investments (a)	9,467,333	—	—	9,467,333
Derivatives (b)
Futures Contracts	488,314	—	—	488,314
Interest Rate Swap Contracts	—	175,333	—	175,333
Forward Foreign Currency Contracts	—	7,041	—	7,041
Total	$67,517,122	$59,895,578	$14,815	$127,427,515
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,055,717)	$—	$—	$(1,055,717)
Total	$(1,055,717)	$—	$—	$(1,055,717)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ (478,404)
Interest Rate Contracts	$ —	$ 175,333	$ (88,999)
Foreign Exchange Contracts	$ 7,041	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH1
R-080548-1 (1/23)